Inventories (Summary of Inventories) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Inventories	$ 7,632	$ 6,328
Purchased for resale	5,885	4,889
Finished products	612	410
Intermediate products	184	206
Raw materials	425	337
Materials and supplies	$ 526	$ 486